Distribution Date:	07/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14-15		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-17	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	18		Attention: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	19		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690AAA2	1.980000%	46,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690AAB0	3.557000%	72,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690AAC8	3.434000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690AAD6	3.473000%	175,000,000.00	87,950,710.52	74,444,228.98	254,544.01	0.00	0.00	74,698,772.99	13,506,481.54	48.33%	30.00%
A-4	61690AAE4	3.753000%	242,202,000.00	242,202,000.00	0.00	757,486.76	0.00	0.00	757,486.76	242,202,000.00	48.33%	30.00%
A-S	61690AAG9	4.068000%	57,560,000.00	57,560,000.00	0.00	195,128.40	0.00	0.00	195,128.40	57,560,000.00	36.70%	23.00%
B	61690AAH7	4.472066%	49,338,000.00	49,338,000.00	0.00	183,868.99	0.00	0.00	183,868.99	49,338,000.00	26.73%	17.00%
C	61690AAJ3	4.472066%	34,947,000.00	34,947,000.00	0.00	130,237.74	0.00	0.00	130,237.74	34,947,000.00	19.67%	12.75%
D	61765XAN4	3.237000%	38,031,000.00	38,031,000.00	0.00	102,588.62	0.00	0.00	102,588.62	38,031,000.00	11.98%	8.13%
E	61765XAQ7	3.237000%	8,223,000.00	8,223,000.00	0.00	0.00	0.00	0.00	0.00	8,223,000.00	10.32%	7.13%
F	61765XAS3	3.237000%	12,334,000.00	12,334,000.00	0.00	0.00	0.00	0.00	0.00	12,334,000.00	7.83%	5.63%
G	61765XAU8	3.237000%	13,362,000.00	13,362,000.00	0.00	0.00	0.00	0.00	0.00	13,362,000.00	5.13%	4.00%
H	61765XAW4	3.237000%	9,177,000.00	9,177,000.00	0.00	0.00	0.00	0.00	0.00	9,177,000.00	3.28%	2.88%
J	61765XAYO	3.237000%	23,715,316.00	16,217,097.70	0.00	0.00	0.00	0.01	0.00	16,217,097.69	0.00%	0.00%
HMD	61765XBE3	5.043917%	15,000,000.00	12,014,834.34	12,014,834.34	50,501.52	0.00	0.00	12,065,335.86	0.00	0.00%	0.00%
V	61765XBB9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765XBC7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			837,289,317.01	581,356,642.56	86,459,063.32	1,674,356.04	0.00	0.01	88,133,419.36	494,897,579.23

X-A	61690AAF1	0.793656%	575,602,000.00	330,152,710.52	0.00	218,356.44	0.00	0.00	218,356.44	255,708,481.54
X-B	61765XAA2	0.404066%	57,560,000.00	57,560,000.00	0.00	19,381.69	0.00	0.00	19,381.69	57,560,000.00
X-D	61765XAC8	1.235066%	38,031,000.00	38,031,000.00	0.00	39,142.32	0.00	0.00	39,142.32	38,031,000.00
X-E	61765XAE4	1.235066%	8,223,000.00	8,223,000.00	0.00	8,463.29	0.00	0.00	8,463.29	8,223,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	61765XAG9	1.235066%	12,334,000.00	12,334,000.00	0.00	12,694.42	0.00	0.00	12,694.42	12,334,000.00
X-GH	61765XAJ3	1.235066%	22,539,000.00	22,539,000.00	0.00	23,197.62	0.00	0.00	23,197.62	22,539,000.00
X-J	61765XAL8	1.235066%	23,715,316.00	16,217,097.70	0.00	16,690.99	0.00	0.00	16,690.99	16,217,097.69
Notional SubTotal			738,004,316.00	485,056,808.22	0.00	337,926.77	0.00	0.00	337,926.77	410,612,579.23

Deal Distribution Total					86,459,063.32	2,012,282.81	0.00	0.01	88,471,346.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690AAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690AAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690AAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690AAD6	502.57548869	425.39559417	1.45453720	0.00000000	0.00000000	0.00000000	0.00000000	426.85013137	77.17989451
A-4	61690AAE4	1,000.00000000	0.00000000	3.12750002	0.00000000	0.00000000	0.00000000	0.00000000	3.12750002	1,000.00000000
A-S	61690AAG9	1,000.00000000	0.00000000	3.39000000	0.00000000	0.00000000	0.00000000	0.00000000	3.39000000	1,000.00000000
B	61690AAH7	1,000.00000000	0.00000000	3.72672159	0.00000000	0.00000000	0.00000000	0.00000000	3.72672159	1,000.00000000
C	61690AAJ3	1,000.00000000	0.00000000	3.72672161	0.00000000	0.00000000	0.00000000	0.00000000	3.72672161	1,000.00000000
D	61765XAN4	1,000.00000000	0.00000000	2.69749993	0.00000000	0.00000000	0.00000000	0.00000000	2.69749993	1,000.00000000
E	61765XAQ7	1,000.00000000	0.00000000	0.00000000	2.69749970	2.69749970	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61765XAS3	1,000.00000000	0.00000000	0.00000000	2.69749959	3.66882682	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61765XAU8	1,000.00000000	0.00000000	0.00000000	2.69750037	8.19490795	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61765XAW4	1,000.00000000	0.00000000	0.00000000	2.69750027	10.79000109	0.00000000	0.00000000	0.00000000	1,000.00000000
J	61765XAYO	683.82380821	0.00000000	0.00000000	1.84461468	54.38796767	0.00000000	0.00000042	0.00000000	683.82380779
HMD	61765XBE3	800.98895600	800.98895600	3.36676800	0.00000000	0.00000000	0.00000000	0.00000000	804.35572400	0.00000000
V	61765XBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765XBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690AAF1	573.57811564	0.00000000	0.37935316	0.00000000	0.00000000	0.00000000	0.00000000	0.37935316	444.24529717
X-B	61765XAA2	1,000.00000000	0.00000000	0.33672151	0.00000000	0.00000000	0.00000000	0.00000000	0.33672151	1,000.00000000
X-D	61765XAC8	1,000.00000000	0.00000000	1.02922142	0.00000000	0.00000000	0.00000000	0.00000000	1.02922142	1,000.00000000
X-E	61765XAE4	1,000.00000000	0.00000000	1.02922170	0.00000000	0.00000000	0.00000000	0.00000000	1.02922170	1,000.00000000
X-F	61765XAG9	1,000.00000000	0.00000000	1.02922166	0.00000000	0.00000000	0.00000000	0.00000000	1.02922166	1,000.00000000
X-GH	61765XAJ3	1,000.00000000	0.00000000	1.02922135	0.00000000	0.00000000	0.00000000	0.00000000	1.02922135	1,000.00000000
X-J	61765XAL8	683.82380821	0.00000000	0.70380635	0.00000000	0.00000000	0.00000000	0.00000000	0.70380635	683.82380779

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	06/01/25 - 06/30/25	30	0.00	254,544.01	0.00	254,544.01	0.00	0.00	0.00	254,544.01	0.00
A-4	06/01/25 - 06/30/25	30	0.00	757,486.76	0.00	757,486.76	0.00	0.00	0.00	757,486.76	0.00
A-S	06/01/25 - 06/30/25	30	0.00	195,128.40	0.00	195,128.40	0.00	0.00	0.00	195,128.40	0.00
X-A	06/01/25 - 06/30/25	30	0.00	218,356.44	0.00	218,356.44	0.00	0.00	0.00	218,356.44	0.00
X-B	06/01/25 - 06/30/25	30	0.00	19,381.69	0.00	19,381.69	0.00	0.00	0.00	19,381.69	0.00
X-D	06/01/25 - 06/30/25	30	0.00	39,142.32	0.00	39,142.32	0.00	0.00	0.00	39,142.32	0.00
X-E	06/01/25 - 06/30/25	30	0.00	8,463.29	0.00	8,463.29	0.00	0.00	0.00	8,463.29	0.00
X-F	06/01/25 - 06/30/25	30	0.00	12,694.42	0.00	12,694.42	0.00	0.00	0.00	12,694.42	0.00
X-GH	06/01/25 - 06/30/25	30	0.00	23,197.62	0.00	23,197.62	0.00	0.00	0.00	23,197.62	0.00
X-J	06/01/25 - 06/30/25	30	0.00	16,690.99	0.00	16,690.99	0.00	0.00	0.00	16,690.99	0.00
B	06/01/25 - 06/30/25	30	0.00	183,868.99	0.00	183,868.99	0.00	0.00	0.00	183,868.99	0.00
C	06/01/25 - 06/30/25	30	0.00	130,237.74	0.00	130,237.74	0.00	0.00	0.00	130,237.74	0.00
D	06/01/25 - 06/30/25	30	0.00	102,588.62	0.00	102,588.62	0.00	0.00	0.00	102,588.62	0.00
E	06/01/25 - 06/30/25	30	0.00	22,181.54	0.00	22,181.54	22,181.54	0.00	0.00	0.00	22,181.54
F	06/01/25 - 06/30/25	30	11,980.35	33,270.96	0.00	33,270.96	33,270.96	0.00	0.00	0.00	45,251.31
G	06/01/25 - 06/30/25	30	73,456.36	36,044.00	0.00	36,044.00	36,044.00	0.00	0.00	0.00	109,500.36
H	06/01/25 - 06/30/25	30	74,264.88	24,754.96	0.00	24,754.96	24,754.96	0.00	0.00	0.00	99,019.84
J	06/01/25 - 06/30/25	30	1,246,082.22	43,745.62	0.00	43,745.62	43,745.62	0.00	0.00	0.00	1,289,827.84
HMD	06/01/25 - 06/30/25	30	0.00	50,501.52	0.00	50,501.52	0.00	0.00	0.00	50,501.52	0.00
Totals			1,405,783.81	2,172,279.89	0.00	2,172,279.89	159,997.08	0.00	0.00	2,012,282.81	1,565,780.89

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	88,471,346.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,182,456.29	Master Servicing Fee	7,098.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,114.81
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	242.23
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	510.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,182,456.29	Total Fees	10,176.39

Principal		Expenses/Reimbursements
Scheduled Principal	1,441,387.79	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	137,488.41
Principal Prepayments	85,017,675.54	Special Servicing Fees (Monthly)	22,508.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	86,459,063.33	Total Expenses/Reimbursements	159,997.08

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,012,282.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	86,459,063.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	88,471,346.13
Total Funds Collected	88,641,519.62	Total Funds Distributed	88,641,519.60

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	569,341,808.20	569,341,808.20	Beginning Certificate Balance	581,356,642.56
(-) Scheduled Principal Collections	1,402,758.65	1,402,758.65	(-) Principal Distributions	86,459,063.32
(-) Unscheduled Principal Collections	73,041,470.32	73,041,470.32	(-) Realized Losses	0.01
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	494,897,579.23	494,897,579.23	Certificate Other Adjustments**	0.01
Beginning Actual Collateral Balance	570,730,907.26	570,730,907.26	Ending Certificate Balance	494,897,579.23
Ending Actual Collateral Balance	496,355,055.36	496,355,055.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.02
Beginning Cumulative Advances	1,051,074.21	0.00	UC / (OC) Change	(0.02)
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,051,074.21	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	20,018,223.68	4.04%	4	4.7133	NAP	Defeased	6	20,018,223.68	4.04%	4	4.7133	NAP
5,000,000 or less	12	35,831,181.09	7.24%	5	4.5781	2.423475	1.40 or less	9	169,680,732.42	34.29%	1	4.5197	0.867628
5,000,001 to 10,000,000	9	59,380,037.95	12.00%	2	4.5401	1.779457	1.41 to 1.50	2	33,356,307.82	6.74%	2	4.4659	1.463933
10,000,001 to 15,000,000	6	75,198,288.92	15.19%	3	4.4189	2.253140	1.51 to 1.60	1	2,950,260.22	0.60%	4	4.6200	1.529700
15,000,001 to 25,000,000	3	61,986,671.55	12.53%	3	4.5123	1.558227	1.61 to 1.70	1	14,973,611.71	3.03%	4	4.5760	1.660600
25,000,001 to 50,000,000	6	242,483,176.04	49.00%	0	4.4739	1.415313	1.71 to 1.80	3	17,355,351.58	3.51%	4	4.6380	1.753429
50,000,001 to 75,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	2	26,399,255.85	5.33%	3	4.7262	1.820705
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	45,218,973.58	9.14%	3	4.5036	1.920743
Totals	42	494,897,579.23	100.00%	2	4.4955	1.684998	2.01 to 2.50	5	115,367,547.23	23.31%	0	4.4278	2.232080
							2.51 to 3.00	7	31,077,315.14	6.28%	6	4.3762	2.725441
							3.01 or greater	3	18,500,000.00	3.74%	4	4.1469	3.714718
							Totals	42	494,897,579.23	100.00%	2	4.4955	1.684998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	20,018,223.68	4.04%	4	4.7133	NAP	New Jersey	3	5,954,192.48	1.20%	3	4.4107	1.906165
Alabama	3	17,475.86	0.00%	122	4.8650	2.562500	New York	10	90,093,386.60	18.20%	(4)	3.8610	1.696869
Arizona	1	15,525.42	0.00%	122	4.8650	2.562500	North Carolina	5	10,228,363.88	2.07%	3	4.7057	1.737568
Arkansas	4	3,810,221.21	0.77%	3	4.4117	1.907663	Ohio	10	11,018,315.61	2.23%	3	4.5240	2.187327
California	15	97,944,571.28	19.79%	3	4.7088	2.250467	Oklahoma	1	18,412.06	0.00%	122	4.8650	2.562500
Colorado	2	5,248,246.80	1.06%	2	4.6656	1.165549	Oregon	2	12,716.81	0.00%	122	4.8650	2.562500
Connecticut	4	17,631.89	0.00%	122	4.8650	2.562500	Pennsylvania	10	1,428,910.71	0.29%	9	5.2620	1.056288
Delaware	1	3,144,230.77	0.64%	3	4.4100	1.905200	Rhode Island	1	2,730.60	0.00%	122	4.8650	2.562500
Florida	6	66,740,918.36	13.49%	3	4.8609	1.425205	South Carolina	2	8,971.98	0.00%	122	4.8650	2.562500
Georgia	5	29,459,238.63	5.95%	2	4.4052	1.737952	Tennessee	4	16,321.20	0.00%	122	4.8650	2.562500
Idaho	1	3,900.86	0.00%	122	4.8650	2.562500	Texas	14	79,823,727.93	16.13%	3	4.6712	0.671910
Illinois	3	21,626.37	0.00%	122	4.8650	2.562500	Utah	1	2,106.46	0.00%	122	4.8650	2.562500
Indiana	6	14,833,925.19	3.00%	2	4.3977	2.002976	Virginia	4	21,808,971.98	4.41%	4	4.0503	3.046826
Iowa	1	5,461.20	0.00%	122	4.8650	2.562500	Washington	2	4,915.08	0.00%	122	4.8650	2.562500
Kansas	1	3,868,886.00	0.78%	2	4.7300	1.949400	Wisconsin	3	9,138,285.50	1.85%	3	4.8001	1.420120
Kentucky	3	350,369.33	0.07%	7	5.2679	1.033882	Totals	154	494,897,579.23	100.00%	2	4.4955	1.684998
Louisiana	2	20,362.49	0.00%	122	4.8650	2.562500
									Property Type³
Maine	1	3,588.79	0.00%	122	4.8650	2.562500
Maryland	1	7,145,979.02	1.44%	3	4.4100	1.905200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Massachusetts	2	9,596.12	0.00%	122	4.8650	2.562500		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	7	8,720,678.02	1.76%	4	4.5959	1.802408	Defeased	6	20,018,223.68	4.04%	4	4.7133	NAP
Minnesota	1	3,915,996.50	0.79%	3	4.4100	1.905200	Industrial	2	21,800,000.00	4.40%	4	4.0500	3.047025
Mississippi	1	2,496.55	0.00%	122	4.8650	2.562500	Lodging	2	98,433,045.48	19.89%	3	4.8718	1.773078
Missouri	3	11,390.51	0.00%	122	4.8650	2.562500	Mixed Use	3	90,000,000.00	18.19%	(4)	3.8600	1.695970
New Hampshire	2	6,709.48	0.00%	122	4.8650	2.562500	Multi-Family	8	92,457,032.13	18.68%	3	4.5036	1.751459
							Office	4	59,782,994.49	12.08%	3	4.7215	0.297225
							Retail	21	98,952,761.29	19.99%	3	4.6231	1.837109
							Self Storage	108	13,453,522.16	2.72%	9	4.3943	3.465915
							Totals	154	494,897,579.23	100.00%	2	4.4955	1.684998

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	20,018,223.68	4.04%	4	4.7133	NAP	Defeased	6	20,018,223.68	4.04%	4	4.7133	NAP
	4.000% or less	3	90,000,000.00	18.19%	(4)	3.8600	1.695970	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	10	104,804,976.46	21.18%	3	4.2942	2.325397	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	22	278,359,112.17	56.25%	3	4.7563	1.450117	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	1,715,266.92	0.35%	4	5.2780	0.995500	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	494,897,579.23	100.00%	2	4.4955	1.684998	49 months or greater	36	474,879,355.55	95.96%	2	4.4864	1.688242
								Totals	42	494,897,579.23	100.00%	2	4.4955	1.684998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	20,018,223.68	4.04%	4	4.7133	NAP	Defeased	6	20,018,223.68	4.04%	4	4.7133	NAP
	120 months or less	35	474,216,677.37	95.82%	2	4.4858	1.687020	Interest Only	11	164,510,721.67	33.24%	(1)	4.0882	2.062567
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	12,781,795.11	2.58%	3	4.6741	1.999746
	Totals	41	494,234,901.05	99.87%	2	4.4950	1.683821	241 months to 300 months	21	296,924,160.59	60.00%	3	4.6980	1.465487
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	494,234,901.05	99.87%	2	4.4950	1.683821
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	20,018,223.68	4.04%	4	4.7133	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		3	60,900,000.00	12.31%	(3)	3.8940	1.592325	121 months to 240 months	1	662,678.18	0.13%	122	4.8650	2.562500
	12 months or less	32	408,788,511.57	82.60%	2	4.5745	1.689618	241 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	5,190,843.98	1.05%	3	4.4930	2.705200	Totals	1	662,678.18	0.13%	122	4.8650	2.562500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	494,897,579.23	100.00%	2	4.4955	1.684998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453000238	MU	New York	NY	Actual/360	3.860%	128,666.67	0.00	0.00	N/A	03/06/25	--	40,000,000.00	40,000,000.00	02/06/25
1A	453000294	MU	New York	NY	Actual/360	3.860%	128,666.67	0.00	0.00	N/A	03/06/25	--	40,000,000.00	40,000,000.00	02/06/25
1B	453000295	MU	New York	NY	Actual/360	3.860%	32,166.67	0.00	0.00	N/A	03/06/25	--	10,000,000.00	10,000,000.00	02/06/25
2	300801372	LO	Hollywood	FL	Actual/360	4.913%	203,263.02	115,647.28	0.00	N/A	10/01/25	--	49,646,981.93	49,531,334.65	07/01/25
3	1544454	LO	San Jose	CA	Actual/360	4.830%	197,158.94	81,875.58	0.00	N/A	09/01/25	--	48,983,586.41	48,901,710.83	07/01/25
4	1544803	SS	Various	Various	Actual/360	4.865%	4,841.22	531,457.81	0.00	N/A	09/01/35	--	1,194,135.99	662,678.18	07/01/25
5	305081005	OF	Richardson	TX	Actual/360	4.790%	147,798.13	68,377.06	0.00	N/A	10/01/25	--	37,026,671.95	36,958,294.89	08/01/23
7	1544889	RT	Hammond	LA	Actual/360	4.200%	106,531.53	30,437,580.31	0.00	N/A	08/01/25	--	30,437,580.31	0.00	07/01/25
9	1545593	RT	Various	Various	Actual/360	4.410%	99,562.50	0.00	0.00	N/A	10/01/25	--	27,091,835.67	27,091,835.67	07/01/25
10	300801402	MF	Ames	IA	Actual/360	4.553%	94,605.70	24,934,512.83	0.00	N/A	11/01/25	--	24,934,512.83	0.00	07/01/25
11	305081011	MF	Augusta	GA	Actual/360	4.340%	87,782.85	43,981.25	0.00	N/A	08/01/25	--	24,271,755.72	24,227,774.47	07/01/25
12	300801383	RT	Fairfield	CA	Actual/360	4.721%	75,474.72	39,475.34	0.00	N/A	11/01/25	--	19,184,422.78	19,144,947.44	07/01/25
13	300801401	IN	Manassas	VA	Actual/360	4.050%	36,787.50	0.00	0.00	N/A	11/01/25	--	10,900,000.00	10,900,000.00	07/01/25
13A	304101476	IN	Manassas	VA	Actual/360	4.050%	36,787.50	0.00	0.00	N/A	11/01/25	--	10,900,000.00	10,900,000.00	07/01/25
15	300801393	MF	San Antonio	TX	Actual/360	4.522%	70,265.47	32,349.18	0.00	N/A	11/01/25	--	18,646,298.82	18,613,949.64	07/01/25
16	300801405	OF	Beverly Hills	CA	Actual/360	4.576%	57,197.78	25,805.00	0.00	N/A	11/01/25	--	14,999,416.71	14,973,611.71	07/01/25
17	300801375	MF	Houston	TX	Actual/360	4.620%	54,988.70	24,528.09	0.00	N/A	10/01/25	--	14,282,780.00	14,258,251.91	07/01/25
19	305081019	MF	Greenwood	IN	Actual/360	4.270%	43,371.24	22,212.58	0.00	N/A	09/01/25	--	12,188,637.88	12,166,425.30	07/01/25
20	1544751	RT	Plant City	FL	Actual/360	4.805%	48,050.00	0.00	0.00	N/A	09/01/25	--	12,000,000.00	12,000,000.00	07/01/25
21	1544928	MF	Pleasant Prairie	WI	Actual/360	4.800%	36,583.96	17,456.57	0.00	N/A	10/01/25	--	9,145,989.92	9,128,533.35	07/01/25
23	695100594	MF	Garfield Heights	OH	Actual/360	4.618%	28,450.55	7,392,952.58	0.00	N/A	11/06/25	--	7,392,952.58	0.00	07/06/25
24	695100591	OF	Auburn Hills	MI	Actual/360	4.700%	21,877.65	34,106.51	0.00	N/A	11/06/25	--	5,585,783.30	5,551,676.79	07/06/25
26	1545434	RT	Durham	NC	Actual/360	4.740%	28,710.13	14,078.06	0.00	N/A	09/01/25	--	7,268,386.47	7,254,308.41	07/01/25
28	695100593	MF	Broadview Heights	OH	Actual/360	4.550%	24,570.21	13,654.33	0.00	N/A	11/06/25	--	6,480,055.85	6,466,401.52	07/06/25
29	300801392	LO	Morrisville	NC	Actual/360	4.699%	21,522.10	19,882.62	0.00	N/A	11/01/25	--	5,496,174.20	5,476,291.58	07/01/25
30	305081030	RT	Sugar Land	TX	Actual/360	4.680%	20,865.16	12,768.20	0.00	N/A	11/01/25	--	5,350,041.47	5,337,273.27	07/01/25
31	300801376	SS	Plantation	FL	Actual/360	4.493%	19,483.28	12,791.40	0.00	N/A	10/01/25	--	5,203,635.38	5,190,843.98	07/01/25
32	695100595	MF	Dunwoody	GA	Actual/360	4.707%	20,519.03	12,441.19	0.00	N/A	11/06/25	--	5,231,110.53	5,218,669.34	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	1545172	RT	Fort Worth	TX	Actual/360	4.465%	17,098.48	17,240.08	0.00	N/A	09/01/25	--	4,595,337.12	4,578,097.04	07/01/25
34	300801382	RT	Auburn	CA	Actual/360	4.557%	18,948.39	12,166.35	0.00	N/A	10/01/25	--	4,989,700.10	4,977,533.75	07/01/25
36	1545043	RT	Golden	CO	Actual/360	4.665%	20,379.93	10,095.71	0.00	N/A	09/01/25	--	5,242,427.00	5,232,331.29	07/01/25
37	300801363	LO	Corpus Christi	TX	Actual/360	5.203%	18,313.23	4,223,693.68	0.00	N/A	10/01/25	--	4,223,693.68	0.00	07/01/25
38	305081038	MU	Gonzales	LA	Actual/360	4.660%	15,971.25	9,840.57	0.00	N/A	11/01/25	--	4,112,767.70	4,102,927.13	07/01/25
39	300801378	SS	San Leandro	CA	Actual/360	4.268%	17,427.67	0.00	0.00	N/A	10/01/25	--	4,900,000.00	4,900,000.00	07/01/25
40	300801388	MH	Lake Placid	FL	Actual/360	4.585%	14,817.83	8,722.59	0.00	N/A	11/01/25	--	3,878,167.77	3,869,445.18	07/01/25
41	300801397	MF	Commerce	TX	Actual/360	4.750%	14,204.27	8,487.39	0.00	N/A	11/01/25	--	3,588,448.02	3,579,960.63	07/01/25
42	1545423	RT	Shawnee	KS	Actual/360	4.730%	15,249.86	0.00	0.00	N/A	09/01/25	--	3,868,886.00	3,868,886.00	07/01/25
43	305081043	RT	North Wilkesboro	NC	Actual/360	4.620%	11,385.88	7,112.37	0.00	11/01/25	10/15/30	--	2,957,372.59	2,950,260.22	07/01/25
44	1545721	OF	Los Altos	CA	Actual/360	4.650%	13,562.50	3,500,000.00	0.00	N/A	10/01/25	--	3,500,000.00	0.00	07/01/25
45	300801381	RT	Greendale	IN	Actual/360	4.981%	11,047.01	9,374.92	0.00	N/A	11/01/25	--	2,661,396.20	2,652,021.28	07/01/25
47	305081047	RT	Georgetown	TX	Actual/360	5.000%	11,381.79	2,731,630.61	0.00	N/A	09/01/25	--	2,731,630.61	0.00	07/01/25
48	300801318	MF	Cincinnati	OH	Actual/360	4.815%	9,559.04	5,288.38	0.00	N/A	08/01/25	--	2,382,314.98	2,377,026.60	07/01/25
49	300801377	SS	Vallejo	CA	Actual/360	4.318%	9,715.50	0.00	0.00	N/A	10/01/25	--	2,700,000.00	2,700,000.00	07/01/25
50	1544522	OF	La Mirada	CA	Actual/360	4.620%	8,868.05	3,977.96	0.00	N/A	09/01/25	--	2,303,389.06	2,299,411.10	07/01/25
51	1545115	RT	Massillon	OH	Actual/360	4.120%	7,381.67	0.00	0.00	N/A	09/01/25	--	2,150,000.00	2,150,000.00	07/01/25
52	695100596	RT	Various	Various	Actual/360	5.278%	7,561.01	3,794.74	0.00	N/A	11/06/25	--	1,719,061.66	1,715,266.92	07/06/25
54	300801380	SS	Phoenix	AZ	Actual/360	4.935%	6,777.89	2,680.31	0.00	N/A	11/01/25	--	1,648,118.37	1,645,438.06	07/01/25
55	300801379	SS	Phoenix	AZ	Actual/360	4.935%	5,536.87	2,189.54	0.00	N/A	11/01/25	--	1,346,350.64	1,344,161.10	07/01/25
Totals							2,131,737.00	74,444,228.97	0.00				569,341,808.20	494,897,579.23
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,518,484.00	6,966,233.50	01/01/25	03/31/25	07/11/25	10,000,000.00	32,083.34	96,086.66	609,583.36	0.00	0.00
1A	0.00	0.00	--	--	07/11/25	10,000,000.00	32,083.34	96,086.66	609,583.36	0.00	0.00
1B	0.00	0.00	--	--	07/11/25	2,500,000.00	8,020.84	24,021.66	152,395.84	0.00	0.00
2	4,557,561.50	5,278,426.15	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,673,781.09	9,155,410.01	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	53,587,620.24	54,968,463.38	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	(60,991.17)	01/01/24	09/30/24	03/11/25	16,427,897.32	708,116.61	150,067.43	3,629,209.51	1,055,850.58	0.00
7	5,322,570.65	1,324,486.13	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,314,236.67	0.00	--	--	--	0.00	0.00	0.00	0.00	6,792.15	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,162,245.93	600,424.96	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,021,314.61	658,294.10	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,096,382.52	777,610.40	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,726,607.43	451,420.26	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,186,907.60	441,964.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,962,361.00	482,034.92	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,805,631.54	441,584.41	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,252,826.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	842,944.00	235,537.84	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,383,585.38	313,678.48	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,366,809.40	277,382.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	814,458.50	218,979.42	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	766,274.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,058,382.72	265,045.15	02/01/24	04/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,391,249.12	289,651.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	903,102.00	298,093.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	592,001.93	142,204.02	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	518,189.50	108,896.96	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	900,186.84	215,847.67	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	364,720.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	339,570.00	169,785.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	315,250.00	78,812.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	533,820.39	128,247.60	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	489,184.62	118,406.47	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	431,298.16	95,900.57	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	267,661.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	173,035.82	36,753.29	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	129,640,255.36	84,478,583.73				38,927,897.32	780,304.13	366,262.42	5,000,772.07	1,062,642.73	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	1544889	30,340,521.17	Payoff Prior to Maturity	0.00	0.00
10	300801402	24,891,461.92	Payoff Prior to Maturity	0.00	0.00
23	695100594	7,375,168.27	Payoff Prior to Maturity	0.00	0.00
37	300801363	4,209,021.67	Payoff Prior to Maturity	0.00	0.00
44	1545721	3,500,000.00	Payoff Prior to Maturity	0.00	0.00
47	305081047	2,725,297.29	Payoff Prior to Maturity	0.00	0.00
Totals		73,041,470.32		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	1	36,958,294.89	0	0.00	1	36,958,294.89	0	0.00	0	0.00	6	73,041,470.32	4.495533%	4.410973%	2
06/17/25	0	0.00	0	0.00	1	37,026,671.95	0	0.00	1	37,026,671.95	0	0.00	0	0.00	2	15,684,665.29	4.493056%	4.416288%	3
05/16/25	0	0.00	0	0.00	1	37,089,861.76	0	0.00	1	37,089,861.76	0	0.00	0	0.00	1	19,065,376.86	4.499082%	4.423731%	4
04/17/25	0	0.00	0	0.00	1	37,157,715.73	0	0.00	1	37,157,715.73	0	0.00	0	0.00	0	0.00	4.501791%	4.428391%	5
03/17/25	0	0.00	0	0.00	1	37,220,367.24	0	0.00	1	37,220,367.24	0	0.00	0	0.00	0	0.00	4.502304%	4.433111%	6
02/18/25	0	0.00	0	0.00	1	37,297,588.19	0	0.00	1	37,297,588.19	0	0.00	0	0.00	0	0.00	4.502878%	4.433783%	8
01/17/25	0	0.00	0	0.00	1	37,359,665.14	0	0.00	1	37,359,665.14	0	0.00	0	0.00	1	38,431,372.55	4.503381%	4.434372%	9
12/17/24	0	0.00	0	0.00	1	37,421,487.09	0	0.00	1	37,421,487.09	0	0.00	0	0.00	0	0.00	4.504242%	4.423720%	8
11/18/24	0	0.00	0	0.00	1	37,488,022.59	0	0.00	1	37,488,022.59	0	0.00	0	0.00	0	0.00	4.504727%	4.424313%	10
10/18/24	0	0.00	0	0.00	1	37,549,317.28	0	0.00	1	37,549,317.28	0	0.00	0	0.00	0	0.00	4.505187%	4.455466%	11
09/17/24	0	0.00	0	0.00	1	37,615,344.55	0	0.00	1	37,615,344.55	0	0.00	0	0.00	0	0.00	4.505665%	4.455984%	12
08/16/24	0	0.00	0	0.00	1	37,676,116.23	0	0.00	1	37,676,116.23	0	0.00	0	0.00	0	0.00	4.506118%	4.456476%	13
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	453000238	02/06/25	4	5	96,086.66	609,583.36	0.00	40,000,000.00	03/17/25	13
1A	453000294	02/06/25	4	5	96,086.66	609,583.36	0.00	40,000,000.00	03/17/25	13
1B	453000295	02/06/25	4	5	24,021.66	152,395.84	0.00	10,000,000.00	03/17/25	13
5	305081005	08/01/23	22	6	150,067.43	3,629,209.51	2,273,195.60	38,415,770.71	02/17/23	7			12/05/23
Totals					366,262.42	5,000,772.07	2,273,195.60	128,415,770.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		90,000,000	0	90,000,000		0
0 - 6 Months		401,284,641	364,326,346	0		36,958,295
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		3,612,938	3,612,938	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	494,897,579	367,939,284	0	0	90,000,000	36,958,295
Jun-25	569,341,808	442,315,136	0	0	90,000,000	37,026,672
May-25	586,387,000	459,297,139	0	0	90,000,000	37,089,862
Apr-25	606,910,219	479,752,503	0	0	90,000,000	37,157,716
Mar-25	608,293,954	481,073,587	0	0	90,000,000	37,220,367
Feb-25	609,877,762	572,580,174	0	0	0	37,297,588
Jan-25	611,249,430	573,889,765	0	0	0	37,359,665
Dec-24	651,046,891	613,625,404	0	0	0	37,421,487
Nov-24	652,476,536	614,988,514	0	0	0	37,488,023
Oct-24	653,831,253	616,281,936	0	0	0	37,549,317
Sep-24	655,249,937	617,634,593	0	0	0	37,615,345
Aug-24	656,593,374	618,917,258	0	0	0	37,676,116
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	453000238	40,000,000.00	40,000,000.00	630,000,000.00	01/01/15	6,301,398.75	2.10640	03/31/25	03/06/25	I/O
1A	453000294	40,000,000.00	40,000,000.00		--		1.36763	--	03/06/25	I/O
1B	453000295	10,000,000.00	10,000,000.00		--		1.36763	--	03/06/25	I/O
5	305081005	36,958,294.89	38,415,770.71	30,400,000.00	12/16/24	(1,153,883.17)	(0.59300)	09/30/24	10/01/25	243
Totals		126,958,294.89	128,415,770.71	660,400,000.00		5,147,515.58

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	453000238	MU	NY	03/17/25	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1A	453000294	MU	NY	03/17/25	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1B	453000295	MU	NY	03/17/25	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

5	305081005	OF	TX	02/17/23	7

The loan transferred to Special Servicing effective 2/17/2023 due to imminent monetary default. The subject is a 308,198 SF office property located in Richardson, TX built in 2001 and renovated in 2008. As of June 2025, the property is 46.3%

leased. A Receiver was appointed on 5/15/2023. The Trust took title via a foreclosure sale which took place on 12/5/2023. The Receiver was dismissed by the court on 1/26/2024 following the foreclosure. The property was inspected in

January 2025 and found to be in overall good condition with no material deferred maintenance noted. Leasing efforts to stabilize the property continue. A renewal with the 2nd largest tenant representing 13% of the NRA is in process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300801372	55,878,088.80	4.91300%	55,270,114.41	4.91300%	9	04/01/21	04/01/20	08/11/21
2	300801372	0.00	4.91300%	0.00	4.91300%	10	08/11/21	04/01/20	04/01/21
6	453000198	0.00	4.51000%	0.00	4.51000%	1	01/08/24	01/08/24	02/12/24
6	453000198	0.00	4.51000%	0.00	4.51000%	1	02/12/24	01/08/24	01/08/24
29	300801392	6,584,500.19	4.69900%	6,569,738.74	4.69900%	10	06/29/20	04/01/20	08/11/20
29	300801392	0.00	4.69900%	0.00	4.69900%	10	08/11/20	04/01/20	06/29/20
36	1545043	5,742,396.77	4.66500%	5,734,244.70	4.66500%	9	07/15/20	07/20/20	08/11/20
Totals		68,204,985.76		67,574,097.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	453000198 01/17/25	38,431,372.55	276,000,000.00	39,131,492.49	700,119.94	39,131,492.49	38,431,372.55	0.00	0.00	0.00	0.00	0.00%
25	695100589 12/15/23	7,132,669.92	5,700,000.00	4,853,493.36	2,093,204.71	4,853,493.36	2,760,288.65	4,372,381.27	0.00	0.00	4,372,381.27	52.67%
35	695100590 04/17/23	4,940,697.35	4,800,000.00	3,457,982.17	592,047.77	3,457,982.17	2,865,934.40	2,074,762.95	0.00	0.00	2,074,762.95	34.57%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		50,504,739.82	286,500,000.00	47,442,968.02	3,385,372.42	47,442,968.02	44,057,595.60	6,447,144.22	0.00	0.00	6,447,144.22

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	453000198	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	695100589	12/15/23	0.00	0.00	4,372,381.27	0.00	0.00	4,372,381.27	0.00	0.00	4,372,381.27
35	695100590	04/17/23	0.00	0.00	2,074,762.95	0.00	0.00	2,074,762.95	0.00	0.00	2,074,762.95
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,447,144.22	0.00	0.00	6,447,144.22	0.00	0.00	6,447,144.22

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	8,333.33	0.00	0.00	32,083.34	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	8,333.33	0.00	0.00	32,083.34	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	2,083.33	0.00	0.00	8,020.84	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	3,758.68	0.00	0.00	65,300.89	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,508.67	0.00	0.00	137,488.41	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		159,997.08

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Supplemental Notes
None

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